Prepaid Land Lease and Other Leases (Details) - Schedule of future minimum lease payments in relation to non-cancellable leases - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Future Minimum Lease Payments In Relation To Non Cancellable Leases Abstract
Within 1 year	$ 18,216	$ 18,757	$ 19,459
Later than 1 year but no later than 5 years	72,863	75,029	77,835
Later than 5 years	604,436	631,784	674,873
Future minimum lease payments	$ 695,515	$ 725,570	$ 772,167